Segment reporting	12 Months Ended
Mar. 31, 2014
Segment reporting

14. Segment reporting:

DOCOMO’s chief operating decision maker (“CODM”) is its board of directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information provided by DOCOMO’s internal management reports. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. There were no transactions between the operating segments.

DOCOMO has five operating segments, which consist of mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses. The mobile phone business includes mobile phone services (Xi services, FOMA services and mova services), packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. DOCOMO terminated mova services on March 31, 2012. Credit services business primarily includes DCMX services. Home shopping services business includes home shopping services business provided primarily through TV media. Internet connection services business for hotel facilities includes high-speed internet connection services for hotel facilities, which are provided in many countries in the world, mainly Asia and Europe. The miscellaneous businesses primarily includes advertisement services, development, sales and maintenance of IT systems.

Due to its quantitative significance, only the mobile phone business qualifies as a reportable segment and therefore is disclosed as such. The remaining four operating segments are each quantitatively insignificant and therefore combined and disclosed as “All other businesses.”

Assets by segment are not included in the management reports which are reported to the CODM, however, they are disclosed herein only to provide additional information. The “Reconciliation” column in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments, and assets in “Reconciliation” primarily include cash and cash equivalents, securities and investments in affiliates. DOCOMO allocates amounts of assets and related depreciation and amortization expenses to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets to each segment. Capital expenditures in the “Reconciliation” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash items:
Point program expense	¥89,378	¥6,412	¥95,790	¥—	¥95,790
Impairment losses of goodwill	6,310	—	6,310	—	6,310

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

	Millions of yen
Year ended March 31, 2013	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,275,172	¥194,950	¥4,470,122	¥—	¥4,470,122
Operating expenses	3,406,855	226,087	3,632,942	—	3,632,942

Operating income (loss)	¥868,317	¥(31,137)	¥837,180	¥—	¥837,180

Other income (expense)					¥(3,838)

Income before income taxes and equity in net income (losses) of affiliates					¥833,342

Depreciation and amortization	¥682,260	¥17,946	¥700,206	¥—	¥700,206

Other significant non-cash items:
Point program expenses	¥64,998	¥9,652	¥74,650	¥—	¥74,650
Impairment losses of goodwill	—	7,281	7,281	—	7,281

Total assets	¥5,199,591	¥411,986	¥5,611,577	¥1,558,148	¥7,169,725

Capital expenditures	¥606,137	¥19,272	¥625,409	¥128,251	¥753,660

	Millions of yen
Year ended March 31, 2014	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,235,897	¥225,306	¥4,461,203	¥—	¥4,461,203
Operating expenses	3,400,444	241,560	3,642,004	—	3,642,004

Operating income (loss)	¥835,453	¥(16,254)	¥819,199	¥—	¥819,199

Other income (expense)					¥13,850

Income before income taxes and equity in net income (losses) of affiliates					¥833,049

Depreciation and amortization	¥700,516	¥18,178	¥718,694	¥—	¥718,694

Other significant non-cash item:
Point program expenses	¥59,151	¥11,686	¥70,837	¥—	¥70,837

Total assets	¥5,487,312	¥485,697	¥5,973,009	¥1,535,021	¥7,508,030

Capital expenditures	¥581,925	¥16,728	¥598,653	¥104,471	¥703,124

DOCOMO does not disclose geographical information because the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the fiscal years ended March 31, 2012, 2013 and 2014.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2012	2013	2014
Mobile communications services	¥3,326,493	¥3,168,478	¥2,955,788
—Voice revenues	1,541,884	1,274,584	1,065,196
—Packet communications revenues	1,784,609	1,893,894	1,890,592
Equipment sales	498,889	758,093	872,000
Other operating revenues	414,621	543,551	633,415

Total operating revenues	¥4,240,003	¥4,470,122	¥4,461,203